Equity - Schedule of fair value of the warrants (Details) - Redeemable Convertible Preferred Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities Fair Value Disclosure [Line Items]
Value of warrant per share	$ 0.45	$ 5.55
Number of ordinary shares issuable upon exercise of warrants	346,667	346,667
Fair value of warrant liability	$ 155	$ 1,924